Income Taxes (Tables)	12 Months Ended
Sep. 30, 2023
Income Taxes [Abstract]
Schedule of Reconciled to the Income Before Income Taxes	Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the fiscal years ended September 30, 2023, 2022 and 2021 as follows:
	For the years ended September 30,
	2023	2022	2021
Income before taxes excluded the amounts of loss incurring entities	$15,201	$4,936,803	$4,849,826
PRC EIT tax rates	25%, 20%，15%	25%, 15%	25%, 15%
Tax at the PRC EIT tax rates	$3,040	$740,521	$763,440
Tax effect of R&D expenses deduction	-	(618,891)	(1,105,212)
Tax effect of deferred tax recognized	616,763	106,775	208,832
Effect of preferential tax of PRC subsidiary	(2,413)	-	-
Tax effect of non-deductible expenses	(390,066)	98,538	75,854
Income tax provision	$227,324	$326,942	$(57,086)

Schedule of Income Taxes	Income taxes for the fiscal years ended September 30, 2023, 2022 and 2021 are attributed to the Company’s continuing operations in China and consisted of:
	For the fiscal years ended September 30,
	2023	2022	2021
Current income tax	$(354,476)	$118,905	$(265,918)
Deferred income tax	581,800	208,037	208,832
Total income tax provision	$227,324	$326,942	$(57,086)

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of September 30, 2023 and 2022 are presented below:
	September 30, 2023	September 30, 2022
Deferred tax assets:
Bad debt allowance	$82,312	$85,006
Inventory impairment provision	216,892	164,987
Other deductible temporary difference	(143,805)	(55,232)
Net operating loss carry-forward	445,937	371,643
	(601,336)	-
Total	$-	$566,404